Nature of business and organization	6 Months Ended
Dec. 31, 2024
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

Organization

Bit Origin Ltd (“Bit Origin” or the “Company”) is a holding company incorporated on January 23, 2018 under the laws of the Cayman Islands. Bit Origin has no substantive operations other than holding all of the outstanding share capital of the following entities: SonicHash Inc, (“SonicHash Canada”), SonicHash Pte. Ltd (“SonicHash Singapore”) and SonicHash LLC (“SonicHash US”), and holding 55% of the outstanding share capital of Sonic Auspice DC LLC (“Sonic Auspice”).

Business Overview

The Company was focused on its cryptocurrency mining related operation and management through its subsidiaries SonicHash Canada, SonicHash Singapore and SonicHash LLC since December 2021. On December 14, 2021, the Company formed SonicHash Canada, a company incorporated under the laws of Alberta, Canada. On December 16, 2021, the Company formed SonicHash Singapore, a company incorporated under the laws of Singapore. On December 17, 2021, the Company formed SonicHash US under the laws of the State of Delaware. Sonic Auspice DC LLC was formed by a third party under the laws of the State of Delaware on November 30, 2023. The Company purchased 55% of total interests from the third party at a purchase price of $750 on December 7, 2023.

The Bitcoin mining business started generating revenue in May 2022. In December 2023, the Company ceased the Bitcoin mining operations due to the high operating costs in the United States. Since June 2024, the Company has become a non-exclusive sales representative of Aethir Edge miners and related hardware. In 2025, the Company entered into several sales agreements to sell a total 295 units of Aethir Edge miners. The Company is also actively seeking alliances with blockchain service providers, data center operators, and decentralized finance (DeFi) platforms to explore new revenue opportunities.

Consolidation Scope

The accompanying unaudited condensed consolidated financial statements reflect the activities of Bit Origin and each of the following entities:

Name	Background	Ownership
SonicHash Canada	· A Canada company	100% owned by Bit Origin
SonicHash Singapore	· A Singapore company	100% owned by Bit Origin *Struck off on September 4, 2024
SonicHash US	· A US company	100% owned by Bit Origin
Sonic Auspice DC LLC	· A US company	55% owned by Bit Origin